Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill as of January 1, 2018	$ 387,108
Translation differences	300
Goodwill as of March 31, 2018	$ 387,416